Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Earnings from Operations Before Income Taxes

Income taxes have been based on the following components of earnings from operations before income taxes for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
U.S.	$129	$136	$61
Foreign	28	2	27
Total	$157	$138	$88

Components of Income Tax Expense (Benefit) from Operations

The components of income tax expense (benefit) from operations for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Current
U.S. federal	$54	$76	$71
U.S. state and local	10	13	13
Foreign	5	13	5
Current income tax expense	69	102	89
Deferred
U.S. federal	(17)	(31)	(43)
U.S. state and local	(3)	(5)	(7)
Foreign	2	(2)	(9)
Deferred income tax benefit	(18)	(38)	(59)
Income tax expense	$51	$64	$30

Reconciliation of Differences Between Federal Statutory and Effective Income Tax Rate

The following table outlines the reconciliation of differences between the Federal statutory tax rate and the Company’s effective income tax rate:

	2016	2015	2014
Federal statutory tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal income tax benefit	3.1	3.8	4.3
Change in valuation allowances	0.9	2.5	(5.6)
Foreign tax rate differential	(1.4)	0.8	(3.1)
International investment tax credit	(1.6)	(1.8)	(7.4)
Domestic manufacturing deduction	(3.1)	(4.4)	(6.7)
Adjustment of uncertain tax positions and interest	—	4.4	—
Acquisition-related expenses	—	3.0	0.5
Impairment charges	—	—	17.9
Other	(0.4)	3.2	(0.7)
Effective income tax rate	32.5%	46.5%	34.2%

Significant Deferred Tax Assets and Liabilities

The significant deferred tax assets and liabilities at December 31, 2016 and 2015 were as follows:

	2016	2015
Deferred tax assets:
Pension benefits plan liabilities	$126	$19
Net operating losses and other tax carryforwards	106	126
Accrued liabilities	57	31
Foreign depreciation	10	12
Other	6	8
Total deferred tax assets	305	196
Valuation allowances	(87)	(106)
Net deferred tax assets	$218	$90

Deferred tax liabilities:
Accelerated depreciation	$(91)	$(126)
Other intangible assets	(56)	(62)
Inventories	(11)	(14)
Other	(5)	(4)
Total deferred tax liabilities	(163)	(206)

Net deferred tax assets (liabilities)	$55	$(116)

Transactions Affecting Valuation Allowance On Deferred Tax Assets

Transactions affecting the valuation allowances on deferred tax assets during the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Balance, beginning of year	$106	$111	$135
Current year expense-net	1	3	(5)
Write-offs	—	—	—
Transfer of U.K. entity to parent company	(7)	—	—
Foreign exchange and other	(13)	(8)	(19)
Balance, end of year	$87	$106	$111

Unrecognized Tax Benefits

Changes in the Company’s unrecognized tax benefits at December 31, 2016 and 2015 were as follows:

	2016	2015
Balance, beginning of year	$5	$—
Additions for tax positions of prior years	—	5
Settlements during the year	(5)	—
Foreign exchange and other	—	—
Balance, end of year	$—	$5